STATEMENT OF SIGNIFICANT ACCOUNTING POLICIES, Receivables, Payables and Proprty Plant and Equipment (Details)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Trade and Other Receivables [Abstract]
Settlement period of trade and other receivables	30 days
Major Depreciation Periods [Abstract]
Plant and equipment	5 years	5 years	5 years
Payables [Abstract]
Settlement period of trade accounts payable	60 days